DESCRIPTION OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2021
Advanced Automotive Innovations Inc [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidary	80.00%
Cust 2 Mate Lted [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	79.49%